HANCOCK HORIZON VALUE FUND
HANCOCK HORIZON VALUE FUND
Shareholder Fees (USD $)		HANCOCK HORIZON VALUE FUND CLASS A SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	0.75%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none
Exchange Fee		none
[1]	Contingent deferred sales charge (CDSC) on certain investments of $1,000,000 or more redeemed within 18 months of purchase.

HANCOCK HORIZON GROWTH FUND
HANCOCK HORIZON GROWTH FUND
Shareholder Fees (USD $)		HANCOCK HORIZON GROWTH FUND CLASS A SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	0.75%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none
Exchange Fee		none
[1]	Contingent deferred sales charge (CDSC) on certain investments of $1,000,000 or more redeemed within 18 months of purchase.

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND
HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND
Shareholder Fees (USD $)		HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND CLASS A SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	0.75%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none
Exchange Fee		none
[1]	Contingent deferred sales charge (CDSC) on certain investments of $1,000,000 or more redeemed within 18 months of purchase.

HANCOCK HORIZON BURKENROAD SMALL CAP FUND
HANCOCK HORIZON BURKENROAD SMALL CAP FUND
Shareholder Fees (USD $)		HANCOCK HORIZON BURKENROAD SMALL CAP FUND CLASS A SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	0.75%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none
Exchange Fee		none
[1]	Contingent deferred sales charge (CDSC) on certain investments of $1,000,000 or more redeemed within 18 months of purchase.

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND
HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND
Shareholder Fees (USD $)		HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND CLASS A SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	0.75%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none
Exchange Fee		none
[1]	Contingent deferred sales charge (CDSC) on certain investments of $1,000,000 or more redeemed within 18 months of purchase.

HANCOCK HORIZON U.S. SMALL CAP FUND
HANCOCK HORIZON U.S. SMALL CAP FUND
Shareholder Fees HANCOCK HORIZON U.S. SMALL CAP FUND (USD $)	INSTITUTIONAL CLASS SHARES	CLASS A SHARES		CLASS C SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.25%		none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	0.75%	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none	none		none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none		none
Exchange Fee	none	none		none
[1]	Contingent deferred sales charge (CDSC) on certain investments of $1,000,000 or more redeemed within 18 months of purchase.